Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value Of Initial Fixed $100 Investment Based on TSR ($)(4)	Net Income ($ Millions)
2025	1,969,555	889,039	995,641	706,187	10.26	(38.8)
2024	2,105,341	883,291	948,961	536,749	26.26	(37.8)
2023	2,366,371	1,164,751	1,011,199	550,486	57.57	(46.7)

(1)
Anthony Koblish was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Robert Cuca	Robert Cuca	Robert Cuca
Paul Talmo	Paul Talmo	Jeffrey Blizard

(2)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or the Non-PEO NEOs. The dollar amounts reported are the amounts of total compensation reported for our PEO and Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table, with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	1,969,555	(1,000,960)	(79,556)	889,039
2024	2,105,341	(1,095,326)	(126,724)	883,291
2023	2,366,371	(1,334,847)	133,227	1,164,751
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards And Option Awards for Non-Peo Neos ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	995,641	(388,964)	99,510	706,187
2024	948,961	(324,494)	(87,718)	536,749
2023	1,011,199	(375,977)	(84,736)	550,486
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total-Inclusion of Equity Values for PEO ($)
2025	323,973	(302,298)	0	(101,231)	0	(79,556)
2024	436,711	(486,651)	0	(76,784)	0	(126,724)
2023	803,641	(492,040)	0	(178,374)	0	133,227
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year For Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values For Non-PEO NEOs ($)
2025	189,437	(60,622)	0	(29,305)	0	99,510
2024	129,326	(168,865)	0	(48,179)	0	(87,718)
2023	226,483	(241,156)	0	(70,063)	0	(84,736)

(4)
Assumes $100 was invested in the Company for the period starting December 31, 2022, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Anthony Koblish was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Robert Cuca	Robert Cuca	Robert Cuca
Paul Talmo	Paul Talmo	Jeffrey Blizard

PEO Total Compensation Amount	$ 1,969,555	$ 2,105,341	$ 2,366,371
PEO Actually Paid Compensation Amount	$ 889,039	883,291	1,164,751
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	1,969,555	(1,000,960)	(79,556)	889,039
2024	2,105,341	(1,095,326)	(126,724)	883,291
2023	2,366,371	(1,334,847)	133,227	1,164,751
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total-Inclusion of Equity Values for PEO ($)
2025	323,973	(302,298)	0	(101,231)	0	(79,556)
2024	436,711	(486,651)	0	(76,784)	0	(126,724)
2023	803,641	(492,040)	0	(178,374)	0	133,227

Non-PEO NEO Average Total Compensation Amount	$ 995,641	948,961	1,011,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 706,187	536,749	550,486
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards And Option Awards for Non-Peo Neos ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	995,641	(388,964)	99,510	706,187
2024	948,961	(324,494)	(87,718)	536,749
2023	1,011,199	(375,977)	(84,736)	550,486
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year For Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values For Non-PEO NEOs ($)
2025	189,437	(60,622)	0	(29,305)	0	99,510
2024	129,326	(168,865)	0	(48,179)	0	(87,718)
2023	226,483	(241,156)	0	(70,063)	0	(84,736)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 10.26	26.26	57.57
Net Income (Loss)	$ (38,800,000)	(37,800,000)	(46,700,000)
PEO Name	Anthony Koblish
Equity Awards Adjustments, Footnote
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total-Inclusion of Equity Values for PEO ($)
2025	323,973	(302,298)	0	(101,231)	0	(79,556)
2024	436,711	(486,651)	0	(76,784)	0	(126,724)
2023	803,641	(492,040)	0	(178,374)	0	133,227
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year For Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values For Non-PEO NEOs ($)
2025	189,437	(60,622)	0	(29,305)	0	99,510
2024	129,326	(168,865)	0	(48,179)	0	(87,718)
2023	226,483	(241,156)	0	(70,063)	0	(84,736)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,000,960)	(1,095,326)	(1,334,847)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,556)	(126,724)	133,227
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,973	436,711	803,641
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,298)	(486,651)	(492,040)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,231)	(76,784)	(178,374)
PEO | Equity Awards Adjustments Change In Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(388,964)	(324,494)	(375,977)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,510	(87,718)	(84,736)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,437	129,326	226,483
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,622)	(168,865)	(241,156)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,305)	(48,179)	(70,063)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0